Financial instruments and financial risk factors (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Maturities Of Financial Liabilities
All of the Company’s financial liabilities have maturities as follows:

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2020
Accounts payable and accrued liabilities	4,364,372	4,364,372	4,364,372	—	—	—	—	—
Restricted share units	171,849	171,849	171,849	—	—	—	—	—
Lease liabilities	3,613,170	4,529,662	805,946	680,943	568,434	584,269	479,833	1,410,237
Loan payable	2,247,878	2,628,652	1,782,888	845,763	—	—	—	—
Restoration provisions	321,400	333,866	—	81,166	—	—	52,627	200,074

	10,718,669	12,028,401	7,125,055	1,607,872	568,434	584,269	532,460	1,610,311

As at October 31, 2019
Accounts payable and accrued liabilities	1,148,986	1,148,986	1,148,986	—	—	—	—	—
Convertible debt	384,207	471,126	—	—	471,126	—	—	—
Conversion feature of convertible debt	94,985	—	—	—	—	—	—	—
Loan payable	87,381	87,381	7,282	7,282	7,282	7,282	7,282	50,971

	1,715,559	1,707,493	1,156,268	7,282	478,408	7,282	7,282	50,971

Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Financial Assets Measured At Fair Value On Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis were calculated as follows:

	Balance $	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $
As at July 31 , 2021
Accounts receivable	3,255,981	—	3,255,981	—

	3,255,981	—	3,255,981	—

As at October 31, 2020
Accounts receivable	890,229	—	890,229	—

	890,229	—	890,229	—

The Company’s financial assets measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2020
Accounts receivable	890,229	—	890,229	—

	890,229	—	890,229	—

As at October 31, 2019
Accounts receivable	822,679	—	822,679	—

	822,679	—	822,679	—

Disclosure Of Detailed Information Of Financial Liabilities Measured At Fair Value On Recurring Basis	The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance $	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $
As at July 31 , 2021
Restricted share units	3,259,010	—	3,259,010	—

	3,259,010	—	3,259,010	—

As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—

The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—

As at October 31, 2019
Conversion feature of convertible debt	94,985	—	94,985	—

	94,985	—	94,985	—